Risk Lose Money [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	368 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.50%	1.70%	3.64%
Performance Inception Date				Apr. 21, 1994
Emerging Markets Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent	5.45%	(0.57%)	2.68%
Performance Inception Date				Apr. 21, 1994
Emerging Markets Equity Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.98%	(1.07%)	2.32%
Performance Inception Date				Apr. 21, 1994
Emerging Markets Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.63%	(0.33%)	2.21%
Performance Inception Date				Apr. 21, 1994